Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period

	Derivative financial instrument	Derivative financial instrument
	2018	2017
	£'000s	£'000s
At January 1	1,273	7,923
Fair value adjustments recognized in profit or loss	1,219	(6,650)
At December 31	2,492	1,273
For the amount recognized at December 31, 2018, the effect when the following parameter deviates up or down is presented in the below table.

Volatility (up / down 10% pts)
£'000s
Variable up	3,262
Base case, reported fair value	2,492
Variable down	1,738
The table below presents the assumptions in applying the Black-Scholes model to determine the fair value of the warrants.

	As of December 31, 2018	As of December 31, 2017
Shares available to be issued under warrants	12,401,262	12,401,262
Exercise price	£1.7238	£1.7238
Risk-free interest rate	0.760%	0.420%
Expected term to exercise	3.40 years	1.79 years
Annualized volatility	60.72%	47.35%
Dividend rate	0.00%	0.00%